CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowances for doubtful accounts (in dollars)	$ 1,090,273	$ 2,412,695
Common shares, share authorized	500,000,000	500,000,000
Common shares, shares issued	174,636,912	174,596,912
Common shares, shares outstanding	172,613,664	173,846,412